Submission	Dec. 11, 2024
Submission [Line Items]
Central Index Key	0000354190
Registrant Name	Arthur J. Gallagher & Co.
Registration File Number	333-277002
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES